Revenue and other income (Tables)	12 Months Ended
Jun. 30, 2018
Revenue And Other Income
Schedule of revenue and other income

	30 June 2018	30 June 2017	30 June 2016
	AUD$	AUD$	AUD$

Revenue
Revenue from Operating Activities
Sale of goods	1,842,909	1,396,197	1,001,077
Total Revenue from Operating Activities	1,842,909	1,396,197	1,001,077

Other Income
Other income	40	30,672	14,010
Interest income	1,238	8,386	12,165
R&D tax concession refund	1,849,123	1,575,315	1,512,840
Other Income from Non-Operating Activities	1,850,401	1,614,373	1,539,015
Total Revenue and Other Income	3,693,310	3,010,570	2,540,092